Related Party Transactions - Schedule of Payments to Board of Directors and Key Management Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Short-term employee benefits	$ 31,892	$ 27,759	$ 35,762
Post-employment benefits	0	0	0
Other long-term benefits	0	0	0
Compensation for termination of contract	1,337	3,471	14,893
Totals	$ 33,229	$ 31,230	$ 50,655